OTHER ASSETS	12 Months Ended
Dec. 31, 2020
OTHER ASSETS
OTHER ASSETS

13.  OTHER ASSETS

	2020	2019
Contract assets[1]	$247.0	$221.5
Contract costs[2]	148.2	112.2
Other	89.9	2.4
	485.1	336.1
Less current portion of contract assets	(174.9)	(168.4)
Less current portion of contract costs (included in “Other current assets”)	(59.9)	(54.5)
	$250.3	$113.2
[1]

Impairment loss on contract assets resulting from mobile contracts being cancelled prior to their initial term amounted to $20.5 million in 2020 ($19.7 million in 2019 and $25.8 million in 2018), net of the early termination penalty charged to the customer. In current and comparative periods, there were no significant cumulative catch-up adjustments to revenue that affected the corresponding contract asset, including adjustments arising from a change in an estimate of the transaction price or a contract modification. There were also no significant changes in the time frame for a performance obligation to be satisfied.

[2]	Amortization amounted to $65.9 million in 2020 ($63.6 million in 2019 and $63.2 million in 2018).